STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2013
STOCK OPTION PLANS

12. STOCK OPTION PLANS

AVX has four fixed stock option plans. Under the 1995 stock option plan, as amended, AVX could grant options to employees for the purchase of up to an aggregate of 9,300 thousand shares of common stock. Under the non-employee directors’ stock option plan, as amended, AVX could grant options for the purchase of up to an aggregate of 650 thousand shares of common stock. No awards were made under these two plans after August 1, 2005. Under the 2004 stock option plan, as amended, AVX may grant options to employees for the purchase of up to an aggregate of 10,000 thousand shares of common stock. Under the 2004 non-employee directors’ stock option plan, as amended, AVX may grant options for the purchase of up to an aggregate of 1,000 thousand shares of common stock. Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years. Options granted under the 1995 stock option plan and the 2004 stock option plan vest as to 25% annually and options granted under the non-employee directors’ stock option plan and the 2004 non-employee directors’ stock option plan vest as to one third annually. Requisite service periods related to all of the plans begin on the grant date. As of March 31, 2013, there were 11,741 thousand shares of common stock available for future issuance under all of the plans, consisting of options available to be granted and options currently outstanding.

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price (U.S. dollar)	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2012	4,344	$14.12
Granted	538	10.79
Exercised	(16)	9.71		¥2
Expired and cancelled	(619)	16.24		¥11

Outstanding at March 31, 2013	4,247	$13.40	5.10	¥165

Exercisable at March 31, 2013	2,994	$13.83	3.79	¥86

The total aggregate intrinsic value of options exercised is ¥149 million, ¥24 million and ¥2 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Unvested share activity under stock option plans at March 31, 2013 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value (U.S. dollar)
Unvested balance at March 31, 2012	1,301	$2.99
Options granted	538	2.09
Options forfeited	(68)	2.79
Options vested	(518)	3.00

Unvested balance at March 31, 2013	1,253	$2.61

The weighted average estimated fair value of options granted at grant date market prices was $3.29, $3.03 and $2.09 per option for the years ended March 31, 2011, 2012 and 2013, respectively. The total aggregate fair value of options vested is ¥192 million, ¥146 million and ¥129 million for the years ended March 31, 2011, 2012 and 2013, respectively.

AVX’s weighted average fair value is estimated at the date of grant using Black Scholes model. AVX estimated volatility by considering AVX’s historical stock volatility. AVX calculated the dividend yield based on historical dividend paid. AVX has estimated forfeitures in determining the weighted average fair value calculation. The forfeiture rate used for the year ended March 31, 2013 was 7.1%. The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2011	2012	2013
Expected life	5 years	6 years	6 years
Interest rate	2.3%	1.8%	1.0%
Volatility	27%	23%	28%
Expected dividends	1.3%	1.5%	2.8%

The total unrecognized compensation costs related to unvested awards as of March 31, 2011, 2012 and 2013 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2011	2012	2013
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥142	¥95	¥86

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2011, 2012 and 2013.

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥190	¥93	¥74
Tax benefit associated with stock based compensation expense	23	50	40
Cash received from the exercise of options	517	79	13
Excess tax benefit from stock-based payment arrangements	44	8	1

KII provides key employees of its certain subsidiary with a stock option plan. The issuance of options under this plan was suspended by April 1, 2006 and all options were vested by March 31, 2010. The options were granted to a key employee, who had the right to purchase for up to an aggregate of 3,800 thousand shares of common stock. The exercise price was not less than 85% of the fair value per share of the subsidiary at the time the option was granted, and the grant has a maximum term of 10 years. Since the subsidiary is not listed, the fair value is determined based on valuation techniques using management internal assumptions.

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price (U.S. dollar)	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2012	269	$2.20
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(26)	2.85

Outstanding at March 31, 2013	243	$2.13	1.68	—

Exercisable at March 31, 2013	243	$2.13	1.68	—

Since all options were vested by March 31, 2010, there was no stock based compensation expense for the year ended March 31, 2013. In addition, there were no unrecognized compensation costs related to unvested awards at March 31, 2013.